UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

This report on Form N-Q relates solely to the Registrant's Fidelity Inflation-Protected Bond Fund and Fidelity Investment Grade Bond Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected
Bond Fund

July 31, 2006

1.804977.102

IFB-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 79.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 40,293,950	$ 37,643,500
2.375% 1/15/25	123,556,024	122,532,257
3.625% 4/15/28	170,433,932	206,437,438
3.875% 4/15/29	100,006,732	126,257,880
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	7,427,743	7,032,566
1.625% 1/15/15 (b)	73,693,630	69,329,725
1.875% 7/15/13	182,719,485	176,666,295
1.875% 7/15/15	31,227,300	29,900,100
2% 1/15/14	342,315,424	332,846,581
2% 1/15/16	105,070,300	101,441,610
2.5% 7/15/16	32,081,920	32,249,984
3% 7/15/12	140,983,964	145,851,740
3.375% 1/15/12	9,920,175	10,433,214
3.625% 1/15/08	18,422,628	18,714,864
3.875% 1/15/09	6,172,800	6,390,250
4.25% 1/15/10	2,575,297	2,737,852
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,452,030,129)		1,426,465,856
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.085% 11/25/34 (c)	1,375,000	1,383,655
Bear Stearns Asset Backed Securities NIMS Trust Series 2004-HE8N Class A1, 5% 9/25/34 (a)	12,624	12,600
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.885% 5/25/34 (c)	690,000	692,676
Home Equity Asset Trust Series 2003-8 Class M1, 6.105% 4/25/34 (c)	1,290,000	1,302,773
New Century Home Equity Loan Trust Series 2003-1 Class M2, 7.435% 2/25/33 (c)	1,395,000	1,397,630
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.985% 8/25/34 (c)	580,000	585,135
TOTAL ASSET-BACKED SECURITIES (Cost $5,377,777)		5,374,469
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	$ 2,578,505	$ 2,449,204
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	126,753,792	558,984
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,088,504)		3,008,188
Fixed-Income Funds - 20.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $359,164,890)	3,610,701	359,192,535
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $9,048,000)	$ 9,049,331	9,048,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,828,709,300)		1,803,089,048
NET OTHER ASSETS - (0.3)%		(5,407,398)
NET ASSETS - 100%		$ 1,797,681,650
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 11,570
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 645,000	$ 11,139
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	569,000	12,676
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	569,000	11,925
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	13,427
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	4,541
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	3,751
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	4,951
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ 139
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	667,000	6,750
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	1,059
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	71,706	340
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	666,000	2,802
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	193,292	413
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	6,799
TOTAL CREDIT DEFAULT SWAPS		8,014,998	92,282
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 131,518
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(164,081)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(295,760)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.5 basis points with Goldman Sachs	Jan. 2008	44,750,000	322,642
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(509,189)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(2,452,396)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	160,052
TOTAL TOTAL RETURN SWAPS		289,810,000	(2,807,214)
		$ 297,824,998	$ (2,714,932)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,020,788 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,940,323.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,894,316
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,832,050,053. Net unrealized depreciation aggregated $28,961,005, of which $14,362,376 related to appreciated investment securities and $43,323,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

1.804848.102

AIFB-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 79.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 40,293,950	$ 37,643,500
2.375% 1/15/25	123,556,024	122,532,257
3.625% 4/15/28	170,433,932	206,437,438
3.875% 4/15/29	100,006,732	126,257,880
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	7,427,743	7,032,566
1.625% 1/15/15 (b)	73,693,630	69,329,725
1.875% 7/15/13	182,719,485	176,666,295
1.875% 7/15/15	31,227,300	29,900,100
2% 1/15/14	342,315,424	332,846,581
2% 1/15/16	105,070,300	101,441,610
2.5% 7/15/16	32,081,920	32,249,984
3% 7/15/12	140,983,964	145,851,740
3.375% 1/15/12	9,920,175	10,433,214
3.625% 1/15/08	18,422,628	18,714,864
3.875% 1/15/09	6,172,800	6,390,250
4.25% 1/15/10	2,575,297	2,737,852
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,452,030,129)		1,426,465,856
Asset-Backed Securities - 0.3%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.085% 11/25/34 (c)	1,375,000	1,383,655
Bear Stearns Asset Backed Securities NIMS Trust Series 2004-HE8N Class A1, 5% 9/25/34 (a)	12,624	12,600
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.885% 5/25/34 (c)	690,000	692,676
Home Equity Asset Trust Series 2003-8 Class M1, 6.105% 4/25/34 (c)	1,290,000	1,302,773
New Century Home Equity Loan Trust Series 2003-1 Class M2, 7.435% 2/25/33 (c)	1,395,000	1,397,630
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.985% 8/25/34 (c)	580,000	585,135
TOTAL ASSET-BACKED SECURITIES (Cost $5,377,777)		5,374,469
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	$ 2,578,505	$ 2,449,204
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	126,753,792	558,984
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,088,504)		3,008,188
Fixed-Income Funds - 20.0%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $359,164,890)	3,610,701	359,192,535
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $9,048,000)	$ 9,049,331	9,048,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,828,709,300)		1,803,089,048
NET OTHER ASSETS - (0.3)%		(5,407,398)
NET ASSETS - 100%		$ 1,797,681,650
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 11,570
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 645,000	$ 11,139
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	569,000	12,676
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	569,000	11,925
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	13,427
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	4,541
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	3,751
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	4,951
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ 139
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	667,000	6,750
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	1,059
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	71,706	340
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	666,000	2,802
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	193,292	413
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	6,799
TOTAL CREDIT DEFAULT SWAPS		8,014,998	92,282
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 131,518
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(164,081)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(295,760)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.5 basis points with Goldman Sachs	Jan. 2008	44,750,000	322,642
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(509,189)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(2,452,396)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	160,052
TOTAL TOTAL RETURN SWAPS		289,810,000	(2,807,214)
		$ 297,824,998	$ (2,714,932)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,020,788 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,940,323.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 4,894,316
Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,832,050,053. Net unrealized depreciation aggregated $28,961,005, of which $14,362,376 related to appreciated investment securities and $43,323,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

July 31, 2006

1.804978.102

IGB-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	$ 11,350	$ 8,172
6.625% 10/1/28	6,365	4,583
7.45% 7/16/31	40,245	29,580
General Motors Corp. 8.375% 7/15/33 (b)	13,140	10,775
		53,110
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	17,520	16,968
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	23,509	21,299
5.5% 3/15/11	5,890	5,836
5.85% 1/15/10	6,275	6,299
6.45% 3/15/37	17,500	16,606
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,128
7.125% 10/1/12	17,915	18,655
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,820
8.25% 2/1/30	19,105	18,756
News America Holdings, Inc. 7.75% 12/1/45	8,175	8,725
News America, Inc. 6.2% 12/15/34	11,825	10,827
TCI Communications, Inc. 9.8% 2/1/12	19,400	22,498
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	846
10.15% 5/1/12	500	587
Time Warner, Inc. 6.625% 5/15/29	22,900	22,102
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,344
Viacom, Inc. 5.75% 4/30/11 (c)	18,040	17,704
		197,032
TOTAL CONSUMER DISCRETIONARY		267,110
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,235
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	12,360	12,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 5,910	$ 6,347
TOTAL CONSUMER STAPLES		29,151
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,351
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	12,390	12,043
Kerr-McGee Corp. 6.95% 7/1/24	19,000	19,665
Kinder Morgan Energy Partners LP 5.8% 3/15/35	5,405	4,727
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	23,860	22,300
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700	7,813
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,466
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	14,605
5.75% 12/15/15	12,500	11,909
6.625% 6/15/35 (c)	18,536	17,788
6.625% 6/15/35	65	62
7.375% 12/15/14	33,610	35,796
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	9,120	8,812
		160,986
TOTAL ENERGY		170,337
FINANCIALS - 10.3%
Capital Markets - 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	7,500	7,253
4.25% 9/4/12 (h)	8,565	8,458
Goldman Sachs Group, Inc.:
5.25% 10/15/13	19,220	18,581
6.45% 5/1/36	21,260	20,877
Lazard Group LLC 7.125% 5/15/15	16,430	16,766
Merrill Lynch & Co., Inc. 4.25% 2/8/10	21,840	20,911
Morgan Stanley 6.6% 4/1/12	17,435	18,227
Nuveen Investments, Inc. 5% 9/15/10	11,055	10,714
		121,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.6%
Bank One Corp. 5.25% 1/30/13	$ 13,775	$ 13,472
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,752
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	4,240	4,093
5.125% 2/14/11	23,860	23,247
5.25% 2/10/14 (c)	7,225	6,956
HSBC Holdings PLC 6.5% 5/2/36	11,470	11,636
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	16,225
Korea Development Bank:
3.875% 3/2/09	18,270	17,540
4.75% 7/20/09	8,155	7,977
5.75% 9/10/13	14,578	14,477
PNC Funding Corp. 4.2% 3/10/08	2,280	2,232
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(h)	9,620	9,635
Wachovia Bank NA 4.875% 2/1/15	20,250	18,956
Wachovia Corp. 4.875% 2/15/14	1,791	1,696
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100	5,475
		157,369
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	36,350	36,365
6.75% 3/15/32	7,635	8,305
Household Finance Corp. 4.125% 11/16/09	20,856	19,992
HSBC Finance Corp. 6.75% 5/15/11	14,395	15,058
MBNA America Bank NA 4.625% 8/3/09	5,000	4,890
		84,610
Diversified Financial Services - 1.4%
BAC Capital Trust XI 6.625% 5/23/36	24,475	24,938
Citigroup, Inc. 6% 2/21/12	5,960	6,084
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(h)	4,325	4,171
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	9,842
4.891% 9/1/15 (h)	5,380	5,222
5.6% 6/1/11	21,015	21,058
5.75% 1/2/13	2,935	2,937
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	17,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	$ 13,035	$ 12,084
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(h)	17,990	17,469
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	7,500	7,047
		143,803
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	6,095	5,927
Axis Capital Holdings Ltd. 5.75% 12/1/14	21,815	20,788
Lincoln National Corp. 7% 5/17/66 (h)	28,920	29,368
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	18,775	17,904
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,207
Travelers Property Casualty Corp. 6.375% 3/15/33	6,275	6,045
		90,239
Real Estate Investment Trusts - 2.3%
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,097
5.25% 5/1/15	12,430	11,824
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,638
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,720
5.75% 4/1/12	9,625	9,527
Camden Property Trust:
5.875% 6/1/07	6,320	6,333
5.875% 11/30/12	6,435	6,423
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,624
5.5% 10/1/15	10,330	9,789
6.875% 8/15/12	5,000	5,213
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	934
5% 5/3/10	6,840	6,673
5.25% 4/15/11	5,400	5,277
5.375% 10/15/12	5,485	5,331
Equity Residential 5.125% 3/15/16	10,765	10,082
Federal Realty Investment Trust:
6% 7/15/12	3,355	3,387
6.2% 1/15/17	2,215	2,232
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,849
HRPT Properties Trust 5.75% 11/1/15	2,925	2,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.65% 9/15/11	$ 11,340	$ 11,188
5.8% 3/15/11	14,250	14,149
Liberty Property LP 6.375% 8/15/12	4,617	4,750
Mack-Cali Realty LP 5.05% 4/15/10	1,270	1,233
Simon Property Group LP:
4.6% 6/15/10	8,400	8,108
5.1% 6/15/15	16,415	15,354
5.45% 3/15/13	8,720	8,525
5.75% 12/1/15	10,655	10,436
Tanger Properties LP 6.15% 11/15/15	17,300	16,987
United Dominion Realty Trust 5.25% 1/15/15	1,950	1,836
Washington (REIT) 5.95% 6/15/11	10,660	10,722
		228,068
Real Estate Management & Development - 0.9%
EOP Operating LP:
4.65% 10/1/10	19,625	18,766
4.75% 3/15/14	14,345	13,201
5.875% 1/15/13	7,592	7,522
6.75% 2/15/12	9,295	9,676
7.5% 4/19/29	5,985	6,407
7.75% 11/15/07	12,245	12,554
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,646
Regency Centers LP 6.75% 1/15/12	12,435	12,996
		92,768
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (h)	7,640	7,272
4.9% 9/23/10	33,700	32,587
Residential Capital Corp.:
6.375% 6/30/10	19,180	19,115
6.5% 4/17/13	8,915	8,869
6.875% 6/30/15	10,955	11,110
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,504
5.7956% 9/17/12 (h)	19,000	19,022
		114,479
TOTAL FINANCIALS		1,033,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	$ 3,000	$ 2,625
7.45% 5/1/34 (c)	15,035	12,629
		15,254
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,222	1,236
6.978% 10/1/12	3,162	3,233
7.024% 4/15/11	4,465	4,510
7.324% 4/15/11	13,531	13,159
7.858% 4/1/13	26,059	27,362
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178	7,188
6.545% 8/2/20	4,416	4,405
6.648% 3/15/19	7,281	7,302
6.795% 2/2/20	2,412	2,291
7.056% 3/15/11	705	723
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,219
7.57% 11/18/10	8,108	8,138
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,501
United Airlines pass thru certificates:
6.071% 9/1/14	5,825	5,833
6.201% 3/1/10	3,383	3,357
6.602% 9/1/13	10,243	10,257
7.032% 4/1/12	6,912	7,050
7.186% 10/1/12	17,099	17,227
7.811% 10/1/09	4,909	5,154
		152,145
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	10,327
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,400
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (h)	38,188	36,347
TOTAL INDUSTRIALS		223,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 6% 9/1/15	$ 14,850	$ 14,112
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,671
6.375% 8/3/15	13,495	13,001
		22,672
Software - 0.0%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500	2,435
TOTAL INFORMATION TECHNOLOGY		39,219
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	11,872
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,555
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	11,580	11,190
TOTAL MATERIALS		26,617
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440	6,501
AT&T, Inc. 6.8% 5/15/36	5,985	6,022
BellSouth Capital Funding Corp. 7.875% 2/15/30	9,250	10,223
British Telecommunications PLC 8.375% 12/15/10	1,779	1,970
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,640
Embarq Corp.:
7.082% 6/1/16	17,205	17,315
7.995% 6/1/36	12,817	13,148
KT Corp. 5.875% 6/24/14 (c)	7,455	7,379
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,152
7.625% 1/30/11	11,500	12,274
Telecom Italia Capital SA:
4% 1/15/10	14,810	13,940
4.875% 10/1/10	18,035	17,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
4.95% 9/30/14	$ 11,250	$ 10,232
6.375% 11/15/33	19,850	18,391
Telefonica Emisiones SAU 7.045% 6/20/36	45,800	47,043
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,831
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	6,402
7.75% 12/1/30	15,467	16,888
Verizon New York, Inc. 6.875% 4/1/12	10,520	10,785
		260,479
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	13,585	12,541
Nextel Communications, Inc. 5.95% 3/15/14	10,170	9,941
Vodafone Group PLC:
5% 12/16/13	7,380	6,895
5.5% 6/15/11	15,385	15,154
		44,531
TOTAL TELECOMMUNICATION SERVICES		305,010
UTILITIES - 3.8%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,246
Entergy Corp. 7.75% 12/15/09 (c)	12,500	13,175
Exelon Corp. 4.9% 6/15/15	27,100	24,968
FirstEnergy Corp. 6.45% 11/15/11	5,815	5,977
Nevada Power Co. 6.5% 5/15/18 (c)	24,160	23,699
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,332
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,855	2,695
4.8% 3/1/14	2,670	2,514
Pepco Holdings, Inc. 4% 5/15/10	9,275	8,712
Progress Energy, Inc.:
7% 10/30/31	6,000	6,346
7.1% 3/1/11	12,875	13,604
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,389
7.875% 10/1/12	5,630	6,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.65% 4/1/15	$ 990	$ 910
5% 1/15/14	585	558
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,993
TXU Energy Co. LLC 7% 3/15/13	10,903	11,227
		154,606
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735	2,845
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915	8,375
		11,220
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	8,730	9,161
Duke Capital LLC:
4.331% 11/16/06	3,435	3,420
5.668% 8/15/14	13,400	12,936
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	25,939
PPL Energy Supply LLC 6.2% 5/15/16	11,895	11,938
PSEG Power LLC 7.75% 4/15/11	11,000	11,834
TXU Corp. 5.55% 11/15/14	7,555	6,862
		82,090
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875	13,341
5.95% 6/15/35	31,910	29,285
7.5% 6/30/66 (h)	12,110	12,185
DTE Energy Co. 7.05% 6/1/11	6,255	6,545
Duke Energy Corp. 5.625% 11/30/12	12,290	12,203
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	23,640	22,748
National Grid PLC 6.3% 8/1/16	26,485	26,662
TECO Energy, Inc. 7% 5/1/12	11,415	11,415
		134,384
TOTAL UTILITIES		382,300
TOTAL NONCONVERTIBLE BONDS (Cost $2,524,827)		2,476,340
U.S. Government and Government Agency Obligations - 17.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13	$ 24,005	$ 22,620
6.25% 2/1/11 (e)	115,475	119,187
Freddie Mac:
5.25% 11/5/12	8,420	8,221
5.875% 3/21/11	90,065	91,585
Tennessee Valley Authority 5.375% 4/1/56	15,097	14,553
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		256,166
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (e)	548,694	533,514
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bond - principal STRIPS:
2/15/15	289,357	189,799
5/15/30	108,558	32,495
U.S. Treasury Bonds 8% 11/15/21	61,152	79,287
U.S. Treasury Notes:
4% 4/15/10	47,197	45,748
4.25% 8/15/13	18,280	17,541
4.25% 8/15/14 (d)	199,025	189,838
U.S. Treasury Notes - principal STRIPS:
2/15/10	100,000	84,168
8/15/10	89,775	74,065
2/15/12	241,630	184,900
8/15/12	57,120	42,716
TOTAL U.S. TREASURY OBLIGATIONS		940,557
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,748,577)		1,730,237
U.S. Government Agency - Mortgage Securities - 28.9%

Fannie Mae - 26.1%
3.732% 1/1/35 (h)	528	516
3.746% 12/1/34 (h)	985	963
3.757% 10/1/33 (h)	1,277	1,246
3.77% 12/1/34 (h)	78	77
3.791% 6/1/34 (h)	5,667	5,497
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.81% 6/1/33 (h)	$ 270	$ 265
3.839% 11/1/34 (h)	7,082	6,994
3.84% 1/1/35 (h)	3,521	3,446
3.843% 1/1/35 (h)	310	303
3.847% 5/1/34 (h)	31,653	30,761
3.879% 6/1/33 (h)	4,885	4,797
3.897% 10/1/34 (h)	386	380
3.923% 5/1/34 (h)	383	386
3.926% 12/1/34 (h)	327	322
3.94% 11/1/34 (h)	2,338	2,310
3.951% 1/1/35 (h)	410	404
3.952% 12/1/34 (h)	321	317
3.952% 12/1/34 (h)	7,779	7,667
3.957% 5/1/33 (h)	421	414
3.987% 12/1/34 (h)	393	386
3.997% 12/1/34 (h)	215	212
3.997% 1/1/35 (h)	262	259
4% 7/1/18 to 9/1/18	16,663	15,579
4.004% 2/1/35 (h)	1,079	1,063
4.015% 12/1/34 (h)	589	582
4.022% 1/1/35 (h)	2,177	2,147
4.037% 1/1/35 (h)	252	249
4.037% 1/1/35 (h)	151	149
4.039% 2/1/35 (h)	990	976
4.049% 10/1/18 (h)	1,089	1,068
4.065% 1/1/35 (h)	570	561
4.077% 2/1/35 (h)	1,920	1,894
4.082% 4/1/33 (h)	418	413
4.084% 2/1/35 (h)	739	729
4.089% 2/1/35 (h)	698	688
4.092% 11/1/34 (h)	464	459
4.1% 2/1/35 (h)	3,644	3,599
4.106% 1/1/35 (h)	2,181	2,152
4.114% 1/1/35 (h)	601	593
4.116% 2/1/35 (h)	2,422	2,391
4.129% 1/1/35 (h)	3,696	3,650
4.149% 2/1/35 (h)	1,925	1,901
4.161% 1/1/35 (h)	1,076	1,069
4.172% 1/1/35 (h)	2,589	2,517
4.177% 1/1/35 (h)	1,884	1,861
4.179% 11/1/34 (h)	131	129
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.202% 1/1/35 (h)	$ 1,134	$ 1,121
4.216% 1/1/34 (h)	5,763	5,663
4.249% 1/1/34 (h)	3,692	3,625
4.25% 2/1/35 (h)	1,315	1,278
4.25% 2/1/35 (h)	699	691
4.274% 8/1/33 (h)	2,452	2,421
4.275% 3/1/35 (h)	1,205	1,189
4.289% 12/1/34 (h)	195	192
4.306% 5/1/35 (h)	1,666	1,647
4.314% 3/1/33 (h)	663	644
4.333% 9/1/34 (h)	1,824	1,819
4.348% 9/1/34 (h)	4,358	4,350
4.355% 1/1/35 (h)	1,360	1,325
4.362% 2/1/34 (h)	2,837	2,791
4.366% 4/1/35 (h)	808	798
4.392% 11/1/34 (h)	11,187	11,118
4.396% 10/1/34 (h)	7,547	7,392
4.396% 2/1/35 (h)	2,003	1,951
4.396% 5/1/35 (h)	3,767	3,726
4.429% 10/1/34 (h)	5,873	5,843
4.431% 1/1/35 (h)	1,552	1,537
4.44% 3/1/35 (h)	1,821	1,775
4.459% 8/1/34 (h)	3,813	3,751
4.473% 5/1/35 (h)	1,320	1,305
4.486% 1/1/35 (h)	1,800	1,786
4.493% 3/1/35 (h)	4,156	4,061
4.498% 8/1/34 (h)	702	704
4.5% 12/1/17 to 4/1/35	342,200	325,414
4.5% 8/1/21 (d)	4,810	4,593
4.516% 3/1/35 (h)	3,925	3,834
4.525% 2/1/35 (h)	16,113	15,890
4.536% 2/1/35 (h)	7,942	7,875
4.545% 2/1/35 (h)	1,225	1,214
4.545% 7/1/35 (h)	4,698	4,647
4.547% 2/1/35 (h)	845	838
4.574% 2/1/35 (h)	3,645	3,571
4.575% 7/1/35 (h)	5,716	5,655
4.586% 2/1/35 (h)	8,974	8,782
4.614% 11/1/34 (h)	3,916	3,849
4.666% 3/1/35 (h)	7,016	6,965
4.669% 11/1/34 (h)	4,429	4,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.716% 7/1/35 (h)	$ 8,922	$ 8,674
4.726% 7/1/34 (h)	3,624	3,577
4.776% 12/1/34 (h)	3,400	3,346
4.791% 12/1/34 (h)	1,343	1,320
4.796% 8/1/35 (h)	19,592	19,221
4.797% 12/1/32 (h)	1,705	1,699
4.811% 6/1/35 (h)	6,604	6,556
4.876% 10/1/34 (h)	11,706	11,567
5% 12/1/17 to 7/1/36	152,441	144,278
5% 8/1/36 (d)	60,000	56,770
5% 8/1/36 (d)	160,000	151,387
5% 8/1/36 (d)	199,321	188,592
5% 8/1/36 (d)	34,000	32,170
5.082% 9/1/34 (h)	9,388	9,322
5.094% 9/1/34 (h)	1,416	1,406
5.097% 5/1/35 (h)	8,352	8,328
5.174% 5/1/35 (h)	10,515	10,420
5.202% 6/1/35 (h)	5,805	5,797
5.215% 5/1/35 (h)	10,840	10,749
5.24% 3/1/35 (h)	780	775
5.349% 12/1/34 (h)	2,281	2,276
5.5% 1/1/09 to 7/1/36	424,796	414,285
5.5% 8/1/36 (d)	35,000	33,988
5.5% 8/1/36 (d)	273,365	265,462
5.5% 8/1/36 (d)	163,230	158,511
5.5% 8/1/36 (d)	20,645	20,048
5.506% 2/1/36 (h)	18,832	18,787
5.628% 2/1/36 (h)	21,868	21,866
5.927% 1/1/36 (h)	5,079	5,092
6% 4/1/13 to 9/1/32	40,604	40,522
6% 8/1/21 (d)	2,562	2,584
6% 8/1/21 (d)	313	316
6% 8/1/36 (d)	9,075	9,016
6.5% 3/1/07 to 6/1/36	142,018	144,157
6.5% 8/1/36 (d)	163,230	165,117
6.5% 8/1/36 (d)	14,391	14,558
7% 5/1/13 to 10/1/32	32,215	33,175
7.5% 9/1/25 to 8/1/29	4,758	4,950
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
9.5% 4/1/17 to 2/1/25	$ 394	$ 435
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		2,617,440
Freddie Mac - 1.5%
4.042% 12/1/34 (h)	1,342	1,319
4.086% 12/1/34 (h)	1,929	1,898
4.133% 1/1/35 (h)	1,735	1,708
4.26% 3/1/35 (h)	1,694	1,669
4.288% 5/1/35 (h)	3,012	2,971
4.3% 12/1/34 (h)	1,933	1,876
4.331% 1/1/35 (h)	4,160	4,103
4.357% 3/1/35 (h)	2,829	2,747
4.383% 2/1/35 (h)	3,572	3,469
4.441% 2/1/34 (h)	1,739	1,706
4.445% 3/1/35 (h)	1,801	1,752
4.457% 6/1/35 (h)	2,528	2,491
4.461% 3/1/35 (h)	2,027	1,971
4.475% 3/1/35 (h)	5,136	4,997
4.5% 5/1/19	4,218	4,024
4.545% 2/1/35 (h)	2,904	2,829
5.004% 4/1/35 (h)	6,687	6,643
5.133% 4/1/35 (h)	6,747	6,658
5.253% 2/1/36 (h)	68,472	67,716
5.5% 3/1/25	10,362	10,152
5.512% 8/1/33 (h)	218	218
6% 5/1/33	16,361	16,349
8.5% 1/1/25 to 9/1/27	632	678
TOTAL FREDDIE MAC		149,944
Government National Mortgage Association - 1.3%
5.5% 4/15/29 to 5/15/34	17,565	17,224
6% 10/15/08 to 10/15/30	8,190	8,242
6.5% 3/15/26 to 2/15/33	4,145	4,239
6.5% 8/1/36 (d)	68,140	69,386
7% 3/15/23 to 12/15/32	30,219	31,274
7.5% 1/15/07 to 8/15/28	1,960	2,047
8% 9/15/24 to 5/15/32	165	175
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 8/15/29 to 1/15/31	$ 88	$ 94
9% 4/15/23	4	4
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		132,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,916,790)		2,900,069
Asset-Backed Securities - 4.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.885% 2/25/34 (h)	3,275	3,283
Class M2, 6.485% 2/25/34 (h)	3,700	3,729
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (c)(h)	2,724	2,771
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	2,742	2,739
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.815% 4/25/34 (h)	1,835	1,835
Class M2, 5.865% 4/25/34 (h)	1,425	1,425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (h)	1,151	1,155
Series 2004-HE2 Class M1, 5.935% 4/25/34 (h)	9,700	9,780
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.3288% 12/15/09 (h)	11,295	11,353
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,392
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (h)	5,457	5,468
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	12,485	12,390
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,166
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,146
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	5,813	5,699
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (h)	6,220	6,220
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	6,384	6,243
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	34,085	33,968
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (h)	$ 11,345	$ 11,389
Series 2004-3 Class M1, 5.885% 6/25/34 (h)	2,175	2,186
Series 2005-3 Class MV1, 5.805% 8/25/35 (h)	12,300	12,338
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	6,560	6,490
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	7,921	7,716
Class C, 5.074% 6/15/35 (c)	7,190	7,019
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,612
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.135% 11/25/33 (h)	648	650
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (h)	600	601
Class M4, 6.285% 3/25/34 (h)	450	453
Ford Credit Auto Owner Trust Series 2005-A Class B, 3.88% 1/15/10	5,151	5,001
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.815% 1/25/35 (h)	2,550	2,567
Class M2, 5.845% 1/25/35 (h)	3,650	3,669
Class M3, 5.875% 1/25/35 (h)	1,975	1,989
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	11,808	11,600
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.885% 1/25/34 (h)	4,994	4,994
Class M2, 6.485% 1/25/34 (h)	2,300	2,300
Class M3, 6.685% 1/25/34 (h)	2,300	2,300
Series 2004-OPT Class A1, 5.725% 11/25/34 (h)	5,700	5,714
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (h)	3,739	3,747
Series 2003-4 Class M1, 6.185% 10/25/33 (h)	3,495	3,506
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (h)	2,900	2,907
Class M2, 5.8681% 1/20/35 (h)	2,177	2,185
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	32,795	32,645
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(h)	2,314	2,320
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (h)	33,400	33,397
Series 2003-B2 Class B2, 5.7588% 10/15/10 (h)	2,155	2,166
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (h)	$ 3,150	$ 3,156
Class M2, 5.935% 7/25/34 (h)	575	576
Class M3, 6.335% 7/25/34 (h)	1,175	1,182
Class M4, 6.485% 7/25/34 (h)	785	790
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (h)	2,830	2,855
Series 2003-NC8 Class M1, 6.085% 9/25/33 (h)	3,930	3,944
Series 2004-NC2 Class M1, 5.935% 12/25/33 (h)	4,061	4,086
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (h)	3,906	3,910
Series 2002-NC1 Class M1, 6.585% 2/25/32 (c)(h)	4,363	4,484
Series 2002-NC3 Class M1, 6.105% 8/25/32 (h)	2,308	2,311
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(h)(j)	12,180	3,358
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	12,615	5,337
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	6,500	1,359
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	689	688
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (h)	2,097	2,107
Class M4, 6.36% 6/25/34 (h)	3,585	3,614
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	6,069	6,010
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (h)	10,776	10,777
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.915% 3/25/35 (h)	6,910	6,921
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (h)	7,301	7,389
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.985% 11/25/34 (h)	2,830	2,846
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (c)(h)	4,513	3,951
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (c)(h)	9,340	9,340
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (c)(d)(h)	36,642	36,627
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	$ 9,777	$ 9,707
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(h)	12,445	12,445
TOTAL ASSET-BACKED SECURITIES (Cost $465,707)		463,993
Collateralized Mortgage Obligations - 10.9%

Private Sponsor - 5.7%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.715% 5/25/35 (h)	7,255	7,235
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (h)	1,581	1,590
Class 2A1, 4.164% 12/25/33 (h)	7,023	6,872
Series 2003-L Class 2A1, 3.9734% 1/25/34 (h)	13,182	12,812
Series 2004-1 Class 2A2, 4.6984% 10/25/34 (h)	11,364	11,146
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (h)	3,213	3,243
Class 2A2, 4.106% 3/25/34 (h)	4,971	4,829
Series 2004-C Class 1A1, 3.351% 4/25/34 (h)	6,966	7,002
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (h)	9,366	9,279
Class 2A2, 4.1994% 5/25/34 (h)	13,680	13,314
Series 2004-G Class 2A7, 4.5637% 8/25/34 (h)	10,393	10,170
Series 2004-H Class 2A1, 4.4722% 9/25/34 (h)	10,991	10,731
Series 2004-J:
Class 1A2, 4.2846% 11/25/34 (h)	3,558	3,532
Class 2A1, 4.7795% 11/25/34 (h)	18,861	18,521
Series 2005-E Class 2A7, 4.6123% 6/25/35 (h)	11,900	11,461
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (h)	14,423	14,320
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.665% 1/25/35 (h)	25,716	25,758
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (h)	1,139	1,140
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (h)	2,255	2,259
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (c)(h)	12,935	12,935
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.4294% 12/20/54 (h)	19,250	19,261
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 5.7894% 12/20/54 (c)(h)	$ 9,100	$ 9,098
Series 2006-2 Class C1, 5.97% 12/20/54 (h)	22,100	22,104
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (h)	3,370	3,302
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,733	1,704
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (h)	9,988	9,959
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (h)	7,442	7,518
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (h)	6,350	6,349
Series 2004-G Class A2, 5.8719% 11/25/29 (h)	4,178	4,182
Series 2005-B Class A2, 5.5475% 7/25/30 (h)	6,476	6,477
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (h)	16,378	16,396
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,563	3,575
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,323	1,334
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.895% 7/10/35 (c)(h)	13,337	13,566
Class B4, 7.095% 7/10/35 (c)(h)	10,121	10,313
Class B5, 7.695% 7/10/35 (c)(h)	9,554	9,816
Class B6, 8.195% 7/10/35 (c)(h)	4,351	4,443
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (c)(h)	4,625	4,706
Class B4, 6.995% 6/10/35 (c)(h)	4,140	4,219
Class B5, 7.595% 6/10/35 (c)(h)	2,826	2,890
Class B6, 8.095% 6/10/35 (c)(h)	1,677	1,703
Series 2004-A:
Class B4, 6.545% 2/10/36 (c)(h)	5,793	5,891
Class B5, 7.045% 2/10/36 (c)(h)	3,862	3,945
Series 2004-B:
Class B4, 6.445% 2/10/36 (c)(h)	2,127	2,168
Class B5, 6.895% 2/10/36 (c)(h)	1,450	1,466
Class B6, 7.345% 2/10/36 (c)(h)	387	390
Series 2004-C:
Class B4, 6.295% 9/10/36 (h)	2,728	2,756
Class B5, 6.695% 9/10/36 (h)	3,020	3,044
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B6, 7.095% 9/10/36 (h)	$ 487	$ 491
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (h)	11,842	11,872
Series 2004-4 Class A, 5.48% 5/20/34 (h)	9,579	9,577
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.695% 7/25/35 (h)	20,474	20,556
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.625% 10/25/35 (h)	10,327	10,325
Class A4, 5.655% 10/25/35 (h)	18,929	18,897
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (h)	2,700	2,656
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (h)	21,376	21,378
Series 2005-AR19 Class A1C1, 5.575% 12/25/45 (h)	17,224	17,232
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,374	1,409
Series 2004-RA2 Class 2A, 7% 7/25/33	2,047	2,073
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (h)	10,399	10,482
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (h)	23,480	22,983
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	24,624	24,027
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (h)	11,094	10,941
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (h)	19,955	19,697
TOTAL PRIVATE SPONSOR		575,320
U.S. Government Agency - 5.2%
Fannie Mae planned amortization class:
Series 2006-45 Class OP, 6/25/36 (k)	11,388	8,477
Series 2006-53 Class PB, 5.5% 1/25/30	20,373	20,131
Series 2006-64:
Class MB, 5.5% 9/25/33	14,041	13,741
Class PB, 5.5% 9/25/33	33,008	32,304
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.635% 10/25/35 (h)	20,119	20,060
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$ 7,385	$ 6,829
Series 2003-81 Class MX, 3.5% 3/25/24	14,829	14,484
Series 2006-57 Class PC, 5.5% 10/25/32	14,081	13,783
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	16,358	14,565
Series 2004-3 Class BA, 4% 7/25/17	1,306	1,249
Series 2004-70 Class GB, 4.5% 1/25/32	5,962	5,515
Series 2004-86 Class KC, 4.5% 5/25/19	5,732	5,496
Series 2004-95 Class AN, 5.5% 1/25/25	4,681	4,683
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,345	8,269
Series 3159 Class TC, 5.5% 6/15/32	7,522	7,375
Series 3178:
Class PB, 5.5% 4/15/30	23,374	23,115
Class PC, 5.5% 12/15/32	7,453	7,305
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	15,730	15,834
Series 2006-15 Class OP, 3/25/36 (k)	12,946	9,065
Series 2425 Class JH, 6% 3/15/17	8,296	8,378
Series 2498 Class PD, 5.5% 2/15/16	4,278	4,269
Series 2614 Class TD, 3.5% 5/15/16	47,402	44,703
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,681
Series 2665 Class PB, 3.5% 6/15/23	2,441	2,380
Series 2689 Class HC, 3.5% 9/15/26	6,612	6,358
Series 2695 Class GC, 4.5% 11/15/18	11,641	11,146
Series 2760 Class EB, 4.5% 9/15/16	28,779	27,677
Series 2773 Class EG, 4.5% 4/15/19	6,187	5,697
Series 2775:
Class OD, 4.5% 10/15/17	20,875	19,789
Class OE, 4.5% 4/15/19	31,083	28,591
Series 2836 Class EG, 5% 12/15/32	40,221	37,835
Series 3018 Class UD, 5.5% 9/15/30	9,555	9,465
Series 3075 Class PB, 5.5% 7/15/30	18,780	18,604
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3078 Class PB, 5.5% 7/15/29	$ 32,145	$ 31,842
sequential pay Series 2750 Class ZT, 5% 2/15/34	11,174	9,457
TOTAL U.S. GOVERNMENT AGENCY		515,152
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,098,842)		1,090,472
Commercial Mortgage Securities - 5.6%

Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	14,465	14,183
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	22,475	21,870
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.2288% 7/14/11 (c)(h)	10,873	10,852
Class B, 6.3288% 7/14/11 (c)(h)	5,432	5,417
Class C, 6.4788% 7/14/11 (c)(h)	10,879	10,841
Class D, 7.1088% 7/14/11 (c)(h)	6,275	6,256
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.745% 4/25/34 (c)(h)	7,352	7,370
Class B, 7.285% 4/25/34 (c)(h)	831	839
Class M1, 5.945% 4/25/34 (c)(h)	639	642
Class M2, 6.585% 4/25/34 (c)(h)	639	646
Series 2004-2 Class A, 5.815% 8/25/34 (c)(h)	7,601	7,630
Series 2004-3:
Class A1, 5.755% 1/25/35 (c)(h)	8,990	9,018
Class A2, 5.805% 1/25/35 (c)(h)	1,296	1,298
Class M1, 5.885% 1/25/35 (c)(h)	1,539	1,548
Class M2, 6.385% 1/25/35 (c)(h)	1,012	1,025
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,850	6,649
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	4,785	4,714
Series 2004-ESA:
Class B, 4.888% 5/14/16 (c)	7,720	7,615
Class C, 4.937% 5/14/16 (c)	3,395	3,353
Class D, 4.986% 5/14/16 (c)	1,980	1,958
Class E, 5.064% 5/14/16 (c)	6,160	6,110
Class F, 5.182% 5/14/16 (c)	1,480	1,469
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (c)	$ 9,742	$ 9,917
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(h)	5,760	5,955
Commercial Mortgage pass thru certificates:
floater Series 2005-F10A:
Class B, 5.5988% 4/15/17 (c)(h)	10,865	10,866
Class C, 5.6388% 4/15/17 (c)(h)	4,615	4,615
Class D, 5.6788% 4/15/17 (c)(h)	3,750	3,752
Class I, 6.2188% 4/15/17 (c)(h)	520	520
Class MOA3, 5.6688% 3/15/20 (c)(h)	7,035	7,036
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	8,415	8,372
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (c)(h)	8,630	8,635
Class E, 5.6988% 2/15/20 (c)(h)	6,025	6,031
Class F, 5.7488% 2/15/20 (c)(h)	2,665	2,667
Class G, 5.8888% 2/15/20 (c)(h)	770	770
Class H, 6.1188% 2/15/20 (c)(h)	1,095	1,096
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	6,800	7,212
Series 1997-C2 Class D, 7.27% 1/17/35	3,840	3,961
Series 1998-C1 Class D, 7.17% 5/17/40	7,455	7,895
Series 1999-C1 Class E, 8.142% 9/15/41 (h)	10,335	11,064
Series 2004-C1 Class ASP, 1.0481% 1/15/37 (c)(h)(j)	186,936	5,455
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (c)(h)	2,825	2,684
Class J, 5.9985% 5/15/23 (c)(h)	4,770	4,492
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	5,730	5,907
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,675
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	3,135	3,289
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,118	2,134
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.2837% 11/10/38 (h)(j)	102,008	3,569
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (h)	1,653	1,672
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 11,925	$ 11,325
Series 2003-47 Class C, 4.227% 10/16/27	11,116	10,741
Series 2003-59 Class D, 3.654% 10/16/27	18,000	16,626
Series 2003-47 Class XA, 0.1793% 6/16/43 (h)(j)	44,768	2,450
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.885% 12/10/41 (h)(j)	16,722	398
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	4,940	4,831
Series 2006-GG7 Class A3, 6.1101% 7/10/38	14,490	14,763
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	15,710	16,439
Series 2003-C1 Class A2A, 3.59% 1/10/40	9,075	8,852
Series 1998-GLII Class E, 7.1907% 4/13/31 (h)	1,710	1,748
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	22,025	21,998
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	9,690	10,211
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	3,485	3,656
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425	11,055
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	5,345	5,185
Series 2001-C3 Class B, 6.512% 6/15/36	8,035	8,376
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	11,400	10,040
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,545	3,475
Series 2005-MCP1 Class A2, 4.556% 6/12/43	6,475	6,260
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	10,640	10,573
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	5,765	5,809
Class A3, 5.98% 8/12/41	5,105	5,174
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.6142% 3/12/16 (h)	15,510	15,365
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,175	7,247
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	$ 9,000	$ 9,113
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	5,069	5,174
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,440
Series 2006-C24 Class A2, 5.506% 3/15/45	40,465	40,371
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(h)	6,690	6,461
Class 180B, 5.5782% 10/15/41 (c)(h)	3,000	2,921
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $574,364)		564,621
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,891)	5,000	5,710
Foreign Government and Government Agency Obligations - 0.5%

Israeli State 4.625% 6/15/13	12,555	11,687
United Mexican States:
5.875% 1/15/14	26,380	26,340
6.75% 9/27/34	11,265	11,490
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,950)		49,517
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	6,898
Fixed-Income Funds - 16.5%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (i)	1,000,451	97,334
Fidelity Ultra-Short Central Fund (i)	15,681,630	1,560,009
TOTAL FIXED-INCOME FUNDS (Cost $1,660,912)		1,657,343
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h)	$ 15,235	$ 14,917
TOTAL PREFERRED SECURITIES (Cost $15,235)		14,917
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 7/31/06 due 8/1/06 (a)	$ 433,502	433,438
5.3%, dated 7/31/06 due 8/1/06	11,210	11,208
TOTAL CASH EQUIVALENTS (Cost $444,646)		444,646
TOTAL INVESTMENT PORTFOLIO - 113.5% (Cost $11,512,255)		11,404,763
NET OTHER ASSETS - (13.5)%		(1,356,940)
NET ASSETS - 100% (l)		$ 10,047,823
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 3,200	$ 53
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 3,380	$ 58
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	2,971	66
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,971	62
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,971	70
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(7)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	0
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	24
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% 5/25/35

	June 2034	$ 3,200	$ 4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	20
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	26
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	1
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,221	22
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	6
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	374	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 2,223	$ 9
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	644	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(34)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	67
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	35
Receive quarterly notional amount multiplied by .20% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (f)	Dec. 2007	149,000	255
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	17,065	23
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 12,540	$ 17
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	184
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	67
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	38
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	17,600	71
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (g)	June 2011	96,800	14
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	35,000	169
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	22,335	59
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 14,815	$ 38
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	39
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	306
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	131
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	126
TOTAL CREDIT DEFAULT SWAPS		635,490	2,022
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(4,711)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(1,197)
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	280,030	1,837
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(1,862)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$ 315,000	$ (3,427)
Receive semi-annually a fixed rate equal to 5.2075% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2011	160,000	678
TOTAL INTEREST RATE SWAPS		997,580	(8,682)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	105,000	1,437
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	33,000	202
TOTAL TOTAL RETURN SWAPS		138,000	1,639
		$ 1,771,070	$ (5,021)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $752,918,000 or 7.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,138,000.
(f) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) On July 28, 2006, the fund acquired all of the assets and assumed all of the liabilities of Spartan Investment Grade Bond Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,198
Fidelity Ultra-Short Central Fund	21,256
Total	$ 22,454

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 69,107	$ 29,167*	$ -	$ 97,334	47.6%
Fidelity Ultra-Short Central Fund	1,560,165	-	-	1,560,009	20.3%
Total	$ 1,629,272	$ -	$ -	$ 1,657,343

*Represents the value of shares received through in-kind contributions.

Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $11,507,145,000. Net unrealized depreciation aggregated $102,382,000, of which $52,973,000 related to appreciated investment securities and $155,355,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.102

AIGB-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.5%
Ford Motor Co.:
6.375% 2/1/29	$ 11,350	$ 8,172
6.625% 10/1/28	6,365	4,583
7.45% 7/16/31	40,245	29,580
General Motors Corp. 8.375% 7/15/33 (b)	13,140	10,775
		53,110
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	17,520	16,968
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	23,509	21,299
5.5% 3/15/11	5,890	5,836
5.85% 1/15/10	6,275	6,299
6.45% 3/15/37	17,500	16,606
Cox Communications, Inc.:
4.625% 1/15/10	9,500	9,128
7.125% 10/1/12	17,915	18,655
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,820
8.25% 2/1/30	19,105	18,756
News America Holdings, Inc. 7.75% 12/1/45	8,175	8,725
News America, Inc. 6.2% 12/15/34	11,825	10,827
TCI Communications, Inc. 9.8% 2/1/12	19,400	22,498
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	846
10.15% 5/1/12	500	587
Time Warner, Inc. 6.625% 5/15/29	22,900	22,102
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,344
Viacom, Inc. 5.75% 4/30/11 (c)	18,040	17,704
		197,032
TOTAL CONSUMER DISCRETIONARY		267,110
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,235
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (c)(h)	12,360	12,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	$ 5,910	$ 6,347
TOTAL CONSUMER STAPLES		29,151
ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	9,550	9,351
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	12,390	12,043
Kerr-McGee Corp. 6.95% 7/1/24	19,000	19,665
Kinder Morgan Energy Partners LP 5.8% 3/15/35	5,405	4,727
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	23,860	22,300
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	7,700	7,813
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,466
Pemex Project Funding Master Trust:
5.75% 12/15/15 (c)	15,330	14,605
5.75% 12/15/15	12,500	11,909
6.625% 6/15/35 (c)	18,536	17,788
6.625% 6/15/35	65	62
7.375% 12/15/14	33,610	35,796
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (c)	9,120	8,812
		160,986
TOTAL ENERGY		170,337
FINANCIALS - 10.3%
Capital Markets - 1.2%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	7,500	7,253
4.25% 9/4/12 (h)	8,565	8,458
Goldman Sachs Group, Inc.:
5.25% 10/15/13	19,220	18,581
6.45% 5/1/36	21,260	20,877
Lazard Group LLC 7.125% 5/15/15	16,430	16,766
Merrill Lynch & Co., Inc. 4.25% 2/8/10	21,840	20,911
Morgan Stanley 6.6% 4/1/12	17,435	18,227
Nuveen Investments, Inc. 5% 9/15/10	11,055	10,714
		121,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.6%
Bank One Corp. 5.25% 1/30/13	$ 13,775	$ 13,472
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,752
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	4,240	4,093
5.125% 2/14/11	23,860	23,247
5.25% 2/10/14 (c)	7,225	6,956
HSBC Holdings PLC 6.5% 5/2/36	11,470	11,636
KeyCorp Capital Trust VII 5.7% 6/15/35	18,660	16,225
Korea Development Bank:
3.875% 3/2/09	18,270	17,540
4.75% 7/20/09	8,155	7,977
5.75% 9/10/13	14,578	14,477
PNC Funding Corp. 4.2% 3/10/08	2,280	2,232
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(h)	9,620	9,635
Wachovia Bank NA 4.875% 2/1/15	20,250	18,956
Wachovia Corp. 4.875% 2/15/14	1,791	1,696
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	5,100	5,475
		157,369
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	36,350	36,365
6.75% 3/15/32	7,635	8,305
Household Finance Corp. 4.125% 11/16/09	20,856	19,992
HSBC Finance Corp. 6.75% 5/15/11	14,395	15,058
MBNA America Bank NA 4.625% 8/3/09	5,000	4,890
		84,610
Diversified Financial Services - 1.4%
BAC Capital Trust XI 6.625% 5/23/36	24,475	24,938
Citigroup, Inc. 6% 2/21/12	5,960	6,084
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(h)	4,325	4,171
JPMorgan Chase & Co.:
4.875% 3/15/14	10,460	9,842
4.891% 9/1/15 (h)	5,380	5,222
5.6% 6/1/11	21,015	21,058
5.75% 1/2/13	2,935	2,937
JPMorgan Chase Capital XVII 5.85% 8/1/35	19,490	17,612
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	15,339
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.125% 6/1/15 (c)	$ 13,035	$ 12,084
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(h)	17,990	17,469
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(h)	7,500	7,047
		143,803
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	6,095	5,927
Axis Capital Holdings Ltd. 5.75% 12/1/14	21,815	20,788
Lincoln National Corp. 7% 5/17/66 (h)	28,920	29,368
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(h)	18,775	17,904
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,207
Travelers Property Casualty Corp. 6.375% 3/15/33	6,275	6,045
		90,239
Real Estate Investment Trusts - 2.3%
Archstone-Smith Operating Trust:
5.25% 12/1/10	5,185	5,097
5.25% 5/1/15	12,430	11,824
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,638
Brandywine Operating Partnership LP:
5.625% 12/15/10	10,855	10,720
5.75% 4/1/12	9,625	9,527
Camden Property Trust:
5.875% 6/1/07	6,320	6,333
5.875% 11/30/12	6,435	6,423
Colonial Properties Trust:
4.75% 2/1/10	12,060	11,624
5.5% 10/1/15	10,330	9,789
6.875% 8/15/12	5,000	5,213
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	934
5% 5/3/10	6,840	6,673
5.25% 4/15/11	5,400	5,277
5.375% 10/15/12	5,485	5,331
Equity Residential 5.125% 3/15/16	10,765	10,082
Federal Realty Investment Trust:
6% 7/15/12	3,355	3,387
6.2% 1/15/17	2,215	2,232
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,849
HRPT Properties Trust 5.75% 11/1/15	2,925	2,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.65% 9/15/11	$ 11,340	$ 11,188
5.8% 3/15/11	14,250	14,149
Liberty Property LP 6.375% 8/15/12	4,617	4,750
Mack-Cali Realty LP 5.05% 4/15/10	1,270	1,233
Simon Property Group LP:
4.6% 6/15/10	8,400	8,108
5.1% 6/15/15	16,415	15,354
5.45% 3/15/13	8,720	8,525
5.75% 12/1/15	10,655	10,436
Tanger Properties LP 6.15% 11/15/15	17,300	16,987
United Dominion Realty Trust 5.25% 1/15/15	1,950	1,836
Washington (REIT) 5.95% 6/15/11	10,660	10,722
		228,068
Real Estate Management & Development - 0.9%
EOP Operating LP:
4.65% 10/1/10	19,625	18,766
4.75% 3/15/14	14,345	13,201
5.875% 1/15/13	7,592	7,522
6.75% 2/15/12	9,295	9,676
7.5% 4/19/29	5,985	6,407
7.75% 11/15/07	12,245	12,554
Post Apartment Homes LP 6.3% 6/1/13	11,550	11,646
Regency Centers LP 6.75% 1/15/12	12,435	12,996
		92,768
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (h)	7,640	7,272
4.9% 9/23/10	33,700	32,587
Residential Capital Corp.:
6.375% 6/30/10	19,180	19,115
6.5% 4/17/13	8,915	8,869
6.875% 6/30/15	10,955	11,110
Washington Mutual, Inc.:
4.625% 4/1/14	18,130	16,504
5.7956% 9/17/12 (h)	19,000	19,022
		114,479
TOTAL FINANCIALS		1,033,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	$ 3,000	$ 2,625
7.45% 5/1/34 (c)	15,035	12,629
		15,254
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,222	1,236
6.978% 10/1/12	3,162	3,233
7.024% 4/15/11	4,465	4,510
7.324% 4/15/11	13,531	13,159
7.858% 4/1/13	26,059	27,362
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178	7,188
6.545% 8/2/20	4,416	4,405
6.648% 3/15/19	7,281	7,302
6.795% 2/2/20	2,412	2,291
7.056% 3/15/11	705	723
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	16,260	16,219
7.57% 11/18/10	8,108	8,138
U.S. Airways pass thru trust certificates 6.85% 7/30/19	7,408	7,501
United Airlines pass thru certificates:
6.071% 9/1/14	5,825	5,833
6.201% 3/1/10	3,383	3,357
6.602% 9/1/13	10,243	10,257
7.032% 4/1/12	6,912	7,050
7.186% 10/1/12	17,099	17,227
7.811% 10/1/09	4,909	5,154
		152,145
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (c)	9,550	10,327
Road & Rail - 0.1%
CSX Corp. 6.75% 3/15/11	9,000	9,400
Transportation Infrastructure - 0.4%
BNSF Funding Trust I 6.613% 12/15/55 (h)	38,188	36,347
TOTAL INDUSTRIALS		223,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.2%
Avnet, Inc. 6% 9/1/15	$ 14,850	$ 14,112
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,671
6.375% 8/3/15	13,495	13,001
		22,672
Software - 0.0%
Oracle Corp./Ozark Holding, Inc. 5% 1/15/11	2,500	2,435
TOTAL INFORMATION TECHNOLOGY		39,219
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	11,872
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	3,460	3,555
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	11,580	11,190
TOTAL MATERIALS		26,617
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440	6,501
AT&T, Inc. 6.8% 5/15/36	5,985	6,022
BellSouth Capital Funding Corp. 7.875% 2/15/30	9,250	10,223
British Telecommunications PLC 8.375% 12/15/10	1,779	1,970
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	10,640
Embarq Corp.:
7.082% 6/1/16	17,205	17,315
7.995% 6/1/36	12,817	13,148
KT Corp. 5.875% 6/24/14 (c)	7,455	7,379
Sprint Capital Corp.:
6.875% 11/15/28	14,975	15,152
7.625% 1/30/11	11,500	12,274
Telecom Italia Capital SA:
4% 1/15/10	14,810	13,940
4.875% 10/1/10	18,035	17,343
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
4.95% 9/30/14	$ 11,250	$ 10,232
6.375% 11/15/33	19,850	18,391
Telefonica Emisiones SAU 7.045% 6/20/36	45,800	47,043
TELUS Corp. yankee 7.5% 6/1/07	18,550	18,831
Verizon Global Funding Corp.:
5.85% 9/15/35	7,208	6,402
7.75% 12/1/30	15,467	16,888
Verizon New York, Inc. 6.875% 4/1/12	10,520	10,785
		260,479
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 6.375% 3/1/35	13,585	12,541
Nextel Communications, Inc. 5.95% 3/15/14	10,170	9,941
Vodafone Group PLC:
5% 12/16/13	7,380	6,895
5.5% 6/15/11	15,385	15,154
		44,531
TOTAL TELECOMMUNICATION SERVICES		305,010
UTILITIES - 3.8%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,246
Entergy Corp. 7.75% 12/15/09 (c)	12,500	13,175
Exelon Corp. 4.9% 6/15/15	27,100	24,968
FirstEnergy Corp. 6.45% 11/15/11	5,815	5,977
Nevada Power Co. 6.5% 5/15/18 (c)	24,160	23,699
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,332
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,855	2,695
4.8% 3/1/14	2,670	2,514
Pepco Holdings, Inc. 4% 5/15/10	9,275	8,712
Progress Energy, Inc.:
7% 10/30/31	6,000	6,346
7.1% 3/1/11	12,875	13,604
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,389
7.875% 10/1/12	5,630	6,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.65% 4/1/15	$ 990	$ 910
5% 1/15/14	585	558
Southwestern Public Service Co. 5.125% 11/1/06	5,000	4,993
TXU Energy Co. LLC 7% 3/15/13	10,903	11,227
		154,606
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	2,735	2,845
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915	8,375
		11,220
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. 7% 4/1/12	8,730	9,161
Duke Capital LLC:
4.331% 11/16/06	3,435	3,420
5.668% 8/15/14	13,400	12,936
Exelon Generation Co. LLC 5.35% 1/15/14	26,963	25,939
PPL Energy Supply LLC 6.2% 5/15/16	11,895	11,938
PSEG Power LLC 7.75% 4/15/11	11,000	11,834
TXU Corp. 5.55% 11/15/14	7,555	6,862
		82,090
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	13,875	13,341
5.95% 6/15/35	31,910	29,285
7.5% 6/30/66 (h)	12,110	12,185
DTE Energy Co. 7.05% 6/1/11	6,255	6,545
Duke Energy Corp. 5.625% 11/30/12	12,290	12,203
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (c)	23,640	22,748
National Grid PLC 6.3% 8/1/16	26,485	26,662
TECO Energy, Inc. 7% 5/1/12	11,415	11,415
		134,384
TOTAL UTILITIES		382,300
TOTAL NONCONVERTIBLE BONDS (Cost $2,524,827)		2,476,340
U.S. Government and Government Agency Obligations - 17.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13	$ 24,005	$ 22,620
6.25% 2/1/11 (e)	115,475	119,187
Freddie Mac:
5.25% 11/5/12	8,420	8,221
5.875% 3/21/11	90,065	91,585
Tennessee Valley Authority 5.375% 4/1/56	15,097	14,553
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		256,166
U.S. Treasury Inflation Protected Obligations - 5.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (e)	548,694	533,514
U.S. Treasury Obligations - 9.4%
U.S. Treasury Bond - principal STRIPS:
2/15/15	289,357	189,799
5/15/30	108,558	32,495
U.S. Treasury Bonds 8% 11/15/21	61,152	79,287
U.S. Treasury Notes:
4% 4/15/10	47,197	45,748
4.25% 8/15/13	18,280	17,541
4.25% 8/15/14 (d)	199,025	189,838
U.S. Treasury Notes - principal STRIPS:
2/15/10	100,000	84,168
8/15/10	89,775	74,065
2/15/12	241,630	184,900
8/15/12	57,120	42,716
TOTAL U.S. TREASURY OBLIGATIONS		940,557
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,748,577)		1,730,237
U.S. Government Agency - Mortgage Securities - 28.9%

Fannie Mae - 26.1%
3.732% 1/1/35 (h)	528	516
3.746% 12/1/34 (h)	985	963
3.757% 10/1/33 (h)	1,277	1,246
3.77% 12/1/34 (h)	78	77
3.791% 6/1/34 (h)	5,667	5,497
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.81% 6/1/33 (h)	$ 270	$ 265
3.839% 11/1/34 (h)	7,082	6,994
3.84% 1/1/35 (h)	3,521	3,446
3.843% 1/1/35 (h)	310	303
3.847% 5/1/34 (h)	31,653	30,761
3.879% 6/1/33 (h)	4,885	4,797
3.897% 10/1/34 (h)	386	380
3.923% 5/1/34 (h)	383	386
3.926% 12/1/34 (h)	327	322
3.94% 11/1/34 (h)	2,338	2,310
3.951% 1/1/35 (h)	410	404
3.952% 12/1/34 (h)	321	317
3.952% 12/1/34 (h)	7,779	7,667
3.957% 5/1/33 (h)	421	414
3.987% 12/1/34 (h)	393	386
3.997% 12/1/34 (h)	215	212
3.997% 1/1/35 (h)	262	259
4% 7/1/18 to 9/1/18	16,663	15,579
4.004% 2/1/35 (h)	1,079	1,063
4.015% 12/1/34 (h)	589	582
4.022% 1/1/35 (h)	2,177	2,147
4.037% 1/1/35 (h)	252	249
4.037% 1/1/35 (h)	151	149
4.039% 2/1/35 (h)	990	976
4.049% 10/1/18 (h)	1,089	1,068
4.065% 1/1/35 (h)	570	561
4.077% 2/1/35 (h)	1,920	1,894
4.082% 4/1/33 (h)	418	413
4.084% 2/1/35 (h)	739	729
4.089% 2/1/35 (h)	698	688
4.092% 11/1/34 (h)	464	459
4.1% 2/1/35 (h)	3,644	3,599
4.106% 1/1/35 (h)	2,181	2,152
4.114% 1/1/35 (h)	601	593
4.116% 2/1/35 (h)	2,422	2,391
4.129% 1/1/35 (h)	3,696	3,650
4.149% 2/1/35 (h)	1,925	1,901
4.161% 1/1/35 (h)	1,076	1,069
4.172% 1/1/35 (h)	2,589	2,517
4.177% 1/1/35 (h)	1,884	1,861
4.179% 11/1/34 (h)	131	129
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.202% 1/1/35 (h)	$ 1,134	$ 1,121
4.216% 1/1/34 (h)	5,763	5,663
4.249% 1/1/34 (h)	3,692	3,625
4.25% 2/1/35 (h)	1,315	1,278
4.25% 2/1/35 (h)	699	691
4.274% 8/1/33 (h)	2,452	2,421
4.275% 3/1/35 (h)	1,205	1,189
4.289% 12/1/34 (h)	195	192
4.306% 5/1/35 (h)	1,666	1,647
4.314% 3/1/33 (h)	663	644
4.333% 9/1/34 (h)	1,824	1,819
4.348% 9/1/34 (h)	4,358	4,350
4.355% 1/1/35 (h)	1,360	1,325
4.362% 2/1/34 (h)	2,837	2,791
4.366% 4/1/35 (h)	808	798
4.392% 11/1/34 (h)	11,187	11,118
4.396% 10/1/34 (h)	7,547	7,392
4.396% 2/1/35 (h)	2,003	1,951
4.396% 5/1/35 (h)	3,767	3,726
4.429% 10/1/34 (h)	5,873	5,843
4.431% 1/1/35 (h)	1,552	1,537
4.44% 3/1/35 (h)	1,821	1,775
4.459% 8/1/34 (h)	3,813	3,751
4.473% 5/1/35 (h)	1,320	1,305
4.486% 1/1/35 (h)	1,800	1,786
4.493% 3/1/35 (h)	4,156	4,061
4.498% 8/1/34 (h)	702	704
4.5% 12/1/17 to 4/1/35	342,200	325,414
4.5% 8/1/21 (d)	4,810	4,593
4.516% 3/1/35 (h)	3,925	3,834
4.525% 2/1/35 (h)	16,113	15,890
4.536% 2/1/35 (h)	7,942	7,875
4.545% 2/1/35 (h)	1,225	1,214
4.545% 7/1/35 (h)	4,698	4,647
4.547% 2/1/35 (h)	845	838
4.574% 2/1/35 (h)	3,645	3,571
4.575% 7/1/35 (h)	5,716	5,655
4.586% 2/1/35 (h)	8,974	8,782
4.614% 11/1/34 (h)	3,916	3,849
4.666% 3/1/35 (h)	7,016	6,965
4.669% 11/1/34 (h)	4,429	4,359
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.716% 7/1/35 (h)	$ 8,922	$ 8,674
4.726% 7/1/34 (h)	3,624	3,577
4.776% 12/1/34 (h)	3,400	3,346
4.791% 12/1/34 (h)	1,343	1,320
4.796% 8/1/35 (h)	19,592	19,221
4.797% 12/1/32 (h)	1,705	1,699
4.811% 6/1/35 (h)	6,604	6,556
4.876% 10/1/34 (h)	11,706	11,567
5% 12/1/17 to 7/1/36	152,441	144,278
5% 8/1/36 (d)	60,000	56,770
5% 8/1/36 (d)	160,000	151,387
5% 8/1/36 (d)	199,321	188,592
5% 8/1/36 (d)	34,000	32,170
5.082% 9/1/34 (h)	9,388	9,322
5.094% 9/1/34 (h)	1,416	1,406
5.097% 5/1/35 (h)	8,352	8,328
5.174% 5/1/35 (h)	10,515	10,420
5.202% 6/1/35 (h)	5,805	5,797
5.215% 5/1/35 (h)	10,840	10,749
5.24% 3/1/35 (h)	780	775
5.349% 12/1/34 (h)	2,281	2,276
5.5% 1/1/09 to 7/1/36	424,796	414,285
5.5% 8/1/36 (d)	35,000	33,988
5.5% 8/1/36 (d)	273,365	265,462
5.5% 8/1/36 (d)	163,230	158,511
5.5% 8/1/36 (d)	20,645	20,048
5.506% 2/1/36 (h)	18,832	18,787
5.628% 2/1/36 (h)	21,868	21,866
5.927% 1/1/36 (h)	5,079	5,092
6% 4/1/13 to 9/1/32	40,604	40,522
6% 8/1/21 (d)	2,562	2,584
6% 8/1/21 (d)	313	316
6% 8/1/36 (d)	9,075	9,016
6.5% 3/1/07 to 6/1/36	142,018	144,157
6.5% 8/1/36 (d)	163,230	165,117
6.5% 8/1/36 (d)	14,391	14,558
7% 5/1/13 to 10/1/32	32,215	33,175
7.5% 9/1/25 to 8/1/29	4,758	4,950
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
9.5% 4/1/17 to 2/1/25	$ 394	$ 435
12.5% 1/1/15 to 7/1/15	10	11
TOTAL FANNIE MAE		2,617,440
Freddie Mac - 1.5%
4.042% 12/1/34 (h)	1,342	1,319
4.086% 12/1/34 (h)	1,929	1,898
4.133% 1/1/35 (h)	1,735	1,708
4.26% 3/1/35 (h)	1,694	1,669
4.288% 5/1/35 (h)	3,012	2,971
4.3% 12/1/34 (h)	1,933	1,876
4.331% 1/1/35 (h)	4,160	4,103
4.357% 3/1/35 (h)	2,829	2,747
4.383% 2/1/35 (h)	3,572	3,469
4.441% 2/1/34 (h)	1,739	1,706
4.445% 3/1/35 (h)	1,801	1,752
4.457% 6/1/35 (h)	2,528	2,491
4.461% 3/1/35 (h)	2,027	1,971
4.475% 3/1/35 (h)	5,136	4,997
4.5% 5/1/19	4,218	4,024
4.545% 2/1/35 (h)	2,904	2,829
5.004% 4/1/35 (h)	6,687	6,643
5.133% 4/1/35 (h)	6,747	6,658
5.253% 2/1/36 (h)	68,472	67,716
5.5% 3/1/25	10,362	10,152
5.512% 8/1/33 (h)	218	218
6% 5/1/33	16,361	16,349
8.5% 1/1/25 to 9/1/27	632	678
TOTAL FREDDIE MAC		149,944
Government National Mortgage Association - 1.3%
5.5% 4/15/29 to 5/15/34	17,565	17,224
6% 10/15/08 to 10/15/30	8,190	8,242
6.5% 3/15/26 to 2/15/33	4,145	4,239
6.5% 8/1/36 (d)	68,140	69,386
7% 3/15/23 to 12/15/32	30,219	31,274
7.5% 1/15/07 to 8/15/28	1,960	2,047
8% 9/15/24 to 5/15/32	165	175
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
8.5% 8/15/29 to 1/15/31	$ 88	$ 94
9% 4/15/23	4	4
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		132,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,916,790)		2,900,069
Asset-Backed Securities - 4.6%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.885% 2/25/34 (h)	3,275	3,283
Class M2, 6.485% 2/25/34 (h)	3,700	3,729
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (c)(h)	2,724	2,771
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (c)	2,742	2,739
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.815% 4/25/34 (h)	1,835	1,835
Class M2, 5.865% 4/25/34 (h)	1,425	1,425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (h)	1,151	1,155
Series 2004-HE2 Class M1, 5.935% 4/25/34 (h)	9,700	9,780
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.3288% 12/15/09 (h)	11,295	11,353
Series 2004-B2 Class B2, 4.37% 4/15/12	13,800	13,392
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.85% 2/28/44 (h)	5,457	5,468
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	12,485	12,390
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,166
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	11,570	11,146
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	5,813	5,699
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (h)	6,220	6,220
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	6,384	6,243
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	34,085	33,968
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (h)	$ 11,345	$ 11,389
Series 2004-3 Class M1, 5.885% 6/25/34 (h)	2,175	2,186
Series 2005-3 Class MV1, 5.805% 8/25/35 (h)	12,300	12,338
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	6,560	6,490
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	7,921	7,716
Class C, 5.074% 6/15/35 (c)	7,190	7,019
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,612
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.135% 11/25/33 (h)	648	650
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (h)	600	601
Class M4, 6.285% 3/25/34 (h)	450	453
Ford Credit Auto Owner Trust Series 2005-A Class B, 3.88% 1/15/10	5,151	5,001
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.815% 1/25/35 (h)	2,550	2,567
Class M2, 5.845% 1/25/35 (h)	3,650	3,669
Class M3, 5.875% 1/25/35 (h)	1,975	1,989
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	11,808	11,600
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.885% 1/25/34 (h)	4,994	4,994
Class M2, 6.485% 1/25/34 (h)	2,300	2,300
Class M3, 6.685% 1/25/34 (h)	2,300	2,300
Series 2004-OPT Class A1, 5.725% 11/25/34 (h)	5,700	5,714
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (h)	3,739	3,747
Series 2003-4 Class M1, 6.185% 10/25/33 (h)	3,495	3,506
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (h)	2,900	2,907
Class M2, 5.8681% 1/20/35 (h)	2,177	2,185
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	32,795	32,645
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (c)(h)	2,314	2,320
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (h)	33,400	33,397
Series 2003-B2 Class B2, 5.7588% 10/15/10 (h)	2,155	2,166
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (h)	$ 3,150	$ 3,156
Class M2, 5.935% 7/25/34 (h)	575	576
Class M3, 6.335% 7/25/34 (h)	1,175	1,182
Class M4, 6.485% 7/25/34 (h)	785	790
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (h)	2,830	2,855
Series 2003-NC8 Class M1, 6.085% 9/25/33 (h)	3,930	3,944
Series 2004-NC2 Class M1, 5.935% 12/25/33 (h)	4,061	4,086
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (h)	3,906	3,910
Series 2002-NC1 Class M1, 6.585% 2/25/32 (c)(h)	4,363	4,484
Series 2002-NC3 Class M1, 6.105% 8/25/32 (h)	2,308	2,311
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(h)(j)	12,180	3,358
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	12,615	5,337
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	6,500	1,359
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	689	688
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (h)	2,097	2,107
Class M4, 6.36% 6/25/34 (h)	3,585	3,614
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	6,069	6,010
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (h)	10,776	10,777
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.915% 3/25/35 (h)	6,910	6,921
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (h)	7,301	7,389
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.985% 11/25/34 (h)	2,830	2,846
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (c)(h)	4,513	3,951
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (c)(h)	9,340	9,340
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.451% 10/25/37 (c)(d)(h)	36,642	36,627
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	$ 9,777	$ 9,707
Whinstone Capital Management Ltd. Series 1A Class B3, 6.385% 10/25/44 (c)(h)	12,445	12,445
TOTAL ASSET-BACKED SECURITIES (Cost $465,707)		463,993
Collateralized Mortgage Obligations - 10.9%

Private Sponsor - 5.7%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.715% 5/25/35 (h)	7,255	7,235
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (h)	1,581	1,590
Class 2A1, 4.164% 12/25/33 (h)	7,023	6,872
Series 2003-L Class 2A1, 3.9734% 1/25/34 (h)	13,182	12,812
Series 2004-1 Class 2A2, 4.6984% 10/25/34 (h)	11,364	11,146
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (h)	3,213	3,243
Class 2A2, 4.106% 3/25/34 (h)	4,971	4,829
Series 2004-C Class 1A1, 3.351% 4/25/34 (h)	6,966	7,002
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (h)	9,366	9,279
Class 2A2, 4.1994% 5/25/34 (h)	13,680	13,314
Series 2004-G Class 2A7, 4.5637% 8/25/34 (h)	10,393	10,170
Series 2004-H Class 2A1, 4.4722% 9/25/34 (h)	10,991	10,731
Series 2004-J:
Class 1A2, 4.2846% 11/25/34 (h)	3,558	3,532
Class 2A1, 4.7795% 11/25/34 (h)	18,861	18,521
Series 2005-E Class 2A7, 4.6123% 6/25/35 (h)	11,900	11,461
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1058% 8/25/35 (h)	14,423	14,320
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.665% 1/25/35 (h)	25,716	25,758
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (h)	1,139	1,140
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (h)	2,255	2,259
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (c)(h)	12,935	12,935
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.4294% 12/20/54 (h)	19,250	19,261
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 5.7894% 12/20/54 (c)(h)	$ 9,100	$ 9,098
Series 2006-2 Class C1, 5.97% 12/20/54 (h)	22,100	22,104
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (h)	3,370	3,302
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,733	1,704
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (h)	9,988	9,959
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (h)	7,442	7,518
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (h)	6,350	6,349
Series 2004-G Class A2, 5.8719% 11/25/29 (h)	4,178	4,182
Series 2005-B Class A2, 5.5475% 7/25/30 (h)	6,476	6,477
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (h)	16,378	16,396
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,563	3,575
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,323	1,334
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.895% 7/10/35 (c)(h)	13,337	13,566
Class B4, 7.095% 7/10/35 (c)(h)	10,121	10,313
Class B5, 7.695% 7/10/35 (c)(h)	9,554	9,816
Class B6, 8.195% 7/10/35 (c)(h)	4,351	4,443
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (c)(h)	4,625	4,706
Class B4, 6.995% 6/10/35 (c)(h)	4,140	4,219
Class B5, 7.595% 6/10/35 (c)(h)	2,826	2,890
Class B6, 8.095% 6/10/35 (c)(h)	1,677	1,703
Series 2004-A:
Class B4, 6.545% 2/10/36 (c)(h)	5,793	5,891
Class B5, 7.045% 2/10/36 (c)(h)	3,862	3,945
Series 2004-B:
Class B4, 6.445% 2/10/36 (c)(h)	2,127	2,168
Class B5, 6.895% 2/10/36 (c)(h)	1,450	1,466
Class B6, 7.345% 2/10/36 (c)(h)	387	390
Series 2004-C:
Class B4, 6.295% 9/10/36 (h)	2,728	2,756
Class B5, 6.695% 9/10/36 (h)	3,020	3,044
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B6, 7.095% 9/10/36 (h)	$ 487	$ 491
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.82% 1/20/35 (h)	11,842	11,872
Series 2004-4 Class A, 5.48% 5/20/34 (h)	9,579	9,577
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.695% 7/25/35 (h)	20,474	20,556
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.625% 10/25/35 (h)	10,327	10,325
Class A4, 5.655% 10/25/35 (h)	18,929	18,897
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (h)	2,700	2,656
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (h)	21,376	21,378
Series 2005-AR19 Class A1C1, 5.575% 12/25/45 (h)	17,224	17,232
WaMu Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,374	1,409
Series 2004-RA2 Class 2A, 7% 7/25/33	2,047	2,073
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (h)	10,399	10,482
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (h)	23,480	22,983
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	24,624	24,027
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (h)	11,094	10,941
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (h)	19,955	19,697
TOTAL PRIVATE SPONSOR		575,320
U.S. Government Agency - 5.2%
Fannie Mae planned amortization class:
Series 2006-45 Class OP, 6/25/36 (k)	11,388	8,477
Series 2006-53 Class PB, 5.5% 1/25/30	20,373	20,131
Series 2006-64:
Class MB, 5.5% 9/25/33	14,041	13,741
Class PB, 5.5% 9/25/33	33,008	32,304
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.635% 10/25/35 (h)	20,119	20,060
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2003-73 Class GA, 3.5% 5/25/31	$ 7,385	$ 6,829
Series 2003-81 Class MX, 3.5% 3/25/24	14,829	14,484
Series 2006-57 Class PC, 5.5% 10/25/32	14,081	13,783
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	16,358	14,565
Series 2004-3 Class BA, 4% 7/25/17	1,306	1,249
Series 2004-70 Class GB, 4.5% 1/25/32	5,962	5,515
Series 2004-86 Class KC, 4.5% 5/25/19	5,732	5,496
Series 2004-95 Class AN, 5.5% 1/25/25	4,681	4,683
Freddie Mac planned amortization class:
Series 3033 Class UD, 5.5% 10/15/30	8,345	8,269
Series 3159 Class TC, 5.5% 6/15/32	7,522	7,375
Series 3178:
Class PB, 5.5% 4/15/30	23,374	23,115
Class PC, 5.5% 12/15/32	7,453	7,305
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	15,730	15,834
Series 2006-15 Class OP, 3/25/36 (k)	12,946	9,065
Series 2425 Class JH, 6% 3/15/17	8,296	8,378
Series 2498 Class PD, 5.5% 2/15/16	4,278	4,269
Series 2614 Class TD, 3.5% 5/15/16	47,402	44,703
Series 2649 Class TQ, 3.5% 12/15/21	17,001	16,681
Series 2665 Class PB, 3.5% 6/15/23	2,441	2,380
Series 2689 Class HC, 3.5% 9/15/26	6,612	6,358
Series 2695 Class GC, 4.5% 11/15/18	11,641	11,146
Series 2760 Class EB, 4.5% 9/15/16	28,779	27,677
Series 2773 Class EG, 4.5% 4/15/19	6,187	5,697
Series 2775:
Class OD, 4.5% 10/15/17	20,875	19,789
Class OE, 4.5% 4/15/19	31,083	28,591
Series 2836 Class EG, 5% 12/15/32	40,221	37,835
Series 3018 Class UD, 5.5% 9/15/30	9,555	9,465
Series 3075 Class PB, 5.5% 7/15/30	18,780	18,604
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3078 Class PB, 5.5% 7/15/29	$ 32,145	$ 31,842
sequential pay Series 2750 Class ZT, 5% 2/15/34	11,174	9,457
TOTAL U.S. GOVERNMENT AGENCY		515,152
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,098,842)		1,090,472
Commercial Mortgage Securities - 5.6%

Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	14,465	14,183
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	22,475	21,870
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.2288% 7/14/11 (c)(h)	10,873	10,852
Class B, 6.3288% 7/14/11 (c)(h)	5,432	5,417
Class C, 6.4788% 7/14/11 (c)(h)	10,879	10,841
Class D, 7.1088% 7/14/11 (c)(h)	6,275	6,256
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.745% 4/25/34 (c)(h)	7,352	7,370
Class B, 7.285% 4/25/34 (c)(h)	831	839
Class M1, 5.945% 4/25/34 (c)(h)	639	642
Class M2, 6.585% 4/25/34 (c)(h)	639	646
Series 2004-2 Class A, 5.815% 8/25/34 (c)(h)	7,601	7,630
Series 2004-3:
Class A1, 5.755% 1/25/35 (c)(h)	8,990	9,018
Class A2, 5.805% 1/25/35 (c)(h)	1,296	1,298
Class M1, 5.885% 1/25/35 (c)(h)	1,539	1,548
Class M2, 6.385% 1/25/35 (c)(h)	1,012	1,025
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	6,850	6,649
Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	4,785	4,714
Series 2004-ESA:
Class B, 4.888% 5/14/16 (c)	7,720	7,615
Class C, 4.937% 5/14/16 (c)	3,395	3,353
Class D, 4.986% 5/14/16 (c)	1,980	1,958
Class E, 5.064% 5/14/16 (c)	6,160	6,110
Class F, 5.182% 5/14/16 (c)	1,480	1,469
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (c)	$ 9,742	$ 9,917
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(h)	5,760	5,955
Commercial Mortgage pass thru certificates:
floater Series 2005-F10A:
Class B, 5.5988% 4/15/17 (c)(h)	10,865	10,866
Class C, 5.6388% 4/15/17 (c)(h)	4,615	4,615
Class D, 5.6788% 4/15/17 (c)(h)	3,750	3,752
Class I, 6.2188% 4/15/17 (c)(h)	520	520
Class MOA3, 5.6688% 3/15/20 (c)(h)	7,035	7,036
sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (c)	8,415	8,372
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.6088% 2/15/20 (c)(h)	8,630	8,635
Class E, 5.6988% 2/15/20 (c)(h)	6,025	6,031
Class F, 5.7488% 2/15/20 (c)(h)	2,665	2,667
Class G, 5.8888% 2/15/20 (c)(h)	770	770
Class H, 6.1188% 2/15/20 (c)(h)	1,095	1,096
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	6,800	7,212
Series 1997-C2 Class D, 7.27% 1/17/35	3,840	3,961
Series 1998-C1 Class D, 7.17% 5/17/40	7,455	7,895
Series 1999-C1 Class E, 8.142% 9/15/41 (h)	10,335	11,064
Series 2004-C1 Class ASP, 1.0481% 1/15/37 (c)(h)(j)	186,936	5,455
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (c)(h)	2,825	2,684
Class J, 5.9985% 5/15/23 (c)(h)	4,770	4,492
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	5,730	5,907
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	10,675
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	3,135	3,289
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	2,118	2,134
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.2837% 11/10/38 (h)(j)	102,008	3,569
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (h)	1,653	1,672
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	$ 11,925	$ 11,325
Series 2003-47 Class C, 4.227% 10/16/27	11,116	10,741
Series 2003-59 Class D, 3.654% 10/16/27	18,000	16,626
Series 2003-47 Class XA, 0.1793% 6/16/43 (h)(j)	44,768	2,450
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.885% 12/10/41 (h)(j)	16,722	398
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	4,940	4,831
Series 2006-GG7 Class A3, 6.1101% 7/10/38	14,490	14,763
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	15,710	16,439
Series 2003-C1 Class A2A, 3.59% 1/10/40	9,075	8,852
Series 1998-GLII Class E, 7.1907% 4/13/31 (h)	1,710	1,748
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	22,025	21,998
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	9,690	10,211
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (c)	3,485	3,656
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425	11,055
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2005-C3 Class A2, 4.553% 7/15/30	5,345	5,185
Series 2001-C3 Class B, 6.512% 6/15/36	8,035	8,376
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	11,400	10,040
Merrill Lynch Mortgage Trust sequential pay:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,545	3,475
Series 2005-MCP1 Class A2, 4.556% 6/12/43	6,475	6,260
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	10,640	10,573
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	5,765	5,809
Class A3, 5.98% 8/12/41	5,105	5,174
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.6142% 3/12/16 (h)	15,510	15,365
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	7,175	7,247
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (c)	$ 9,000	$ 9,113
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (c)	5,069	5,174
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,440
Series 2006-C24 Class A2, 5.506% 3/15/45	40,465	40,371
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (c)(h)	6,690	6,461
Class 180B, 5.5782% 10/15/41 (c)(h)	3,000	2,921
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $574,364)		564,621
Municipal Securities - 0.1%

Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured) (Cost $5,891)	5,000	5,710
Foreign Government and Government Agency Obligations - 0.5%

Israeli State 4.625% 6/15/13	12,555	11,687
United Mexican States:
5.875% 1/15/14	26,380	26,340
6.75% 9/27/34	11,265	11,490
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,950)		49,517
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,514)	6,585	6,898
Fixed-Income Funds - 16.5%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (i)	1,000,451	97,334
Fidelity Ultra-Short Central Fund (i)	15,681,630	1,560,009
TOTAL FIXED-INCOME FUNDS (Cost $1,660,912)		1,657,343
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h)	$ 15,235	$ 14,917
TOTAL PREFERRED SECURITIES (Cost $15,235)		14,917
Cash Equivalents - 4.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 7/31/06 due 8/1/06 (a)	$ 433,502	433,438
5.3%, dated 7/31/06 due 8/1/06	11,210	11,208
TOTAL CASH EQUIVALENTS (Cost $444,646)		444,646
TOTAL INVESTMENT PORTFOLIO - 113.5% (Cost $11,512,255)		11,404,763
NET OTHER ASSETS - (13.5)%		(1,356,940)
NET ASSETS - 100% (l)		$ 10,047,823
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 3,200	$ 53
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.885% 11/25/34

	Dec. 2034	$ 3,380	$ 58
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34	Sept. 2034	2,971	66
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	2,971	62
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	2,971	70
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	9,300	(7)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	0
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	24
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. 6.105% 5/25/35

	June 2034	$ 3,200	$ 4
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	20
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	26
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	1
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	2,221	22
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,971	6
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	374	2
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34

	March 2034	$ 2,223	$ 9
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	644	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(34)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	7,465	67
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,971	35
Receive quarterly notional amount multiplied by .20% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (f)	Dec. 2007	149,000	255
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	17,065	23
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 12,540	$ 17
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	184
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	17,600	67
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	38
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	17,600	71
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (g)	June 2011	96,800	14
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Corp., par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	35,000	169
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	22,335	59
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 14,815	$ 38
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	12,150	39
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	63,135	306
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	20,000	131
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	13,100	126
TOTAL CREDIT DEFAULT SWAPS		635,490	2,022
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.4771% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2010	140,000	(4,711)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	(1,197)
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	280,030	1,837
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	(1,862)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	$ 315,000	$ (3,427)
Receive semi-annually a fixed rate equal to 5.2075% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	March 2011	160,000	678
TOTAL INTEREST RATE SWAPS		997,580	(8,682)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	105,000	1,437
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	33,000	202
TOTAL TOTAL RETURN SWAPS		138,000	1,639
		$ 1,771,070	$ (5,021)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $752,918,000 or 7.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,138,000.
(f) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) On July 28, 2006, the fund acquired all of the assets and assumed all of the liabilities of Spartan Investment Grade Bond Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,198
Fidelity Ultra-Short Central Fund	21,256
Total	$ 22,454

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 69,107	$ 29,167*	$ -	$ 97,334	47.6%
Fidelity Ultra-Short Central Fund	1,560,165	-	-	1,560,009	20.3%
Total	$ 1,629,272	$ -	$ -	$ 1,657,343

*Represents the value of shares received through in-kind contributions.

Income Tax Information

At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $11,507,145,000. Net unrealized depreciation aggregated $102,382,000, of which $52,973,000 related to appreciated investment securities and $155,355,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during a Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006